Document and Entity Information	Oct. 31, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 31, 2024
Entity Registrant Name	AMERICAN AIRLINES GROUP INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-8400
Entity Tax Identification Number	75-1825172
Entity Address Address Line 1	1 Skyview Drive
Entity Address City Or Town	Fort Worth
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76155
City Area Code	682
Local Phone Number	278-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000006201
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AAL
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NONE
No Trading Symbol Flag	true